LEASES - Schedule Of Components Of Lease Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Lease, Costs [Abstract]
Amortization of land use rights	$ 19,956	$ 22,670	$ 22,662
Operating lease costs	22,613	18,434	14,614
Short-term lease costs	1,028	342	720
Variable lease costs	6,494	2,684	1,902
Finance Lease, Costs [Abstract]
Amortization of right-of-use assets	5,265	5,336	12,928
Interest costs	22,399	24,562	25,371
Total lease costs	$ 77,755	$ 74,028	$ 78,197